Summary of Significant Accounting Policies - Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Impairment losses		$ 0	$ 0
Deferred offering costs	$ 2,739,000	2,739,000	0
Initial public offering costs	2,100,000
Income taxes, accruals for interest and penalties	$ 0	0	0
Income taxes, interest or penalties expense		$ 0	$ 0